Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Argentina [Member]
Effective Income Tax Rate Reconciliation, Percent		35.00%
Corporate Income Tax Rate	30.00%		30.00%	30.00%	30.00%	35.00%
Tax rate on revenues	2.00%	2.00%	2.00%
Argentina [Member] | Taxable profit 76 million pesos or $429 [Member]
Effective Income Tax Rate Reconciliation, Percent	35.00%
Argentina [Member] | Taxable profit between 8 million pesos or $42 and 76 million pesos or $429 [Member]
Effective Income Tax Rate Reconciliation, Percent	30.00%
Argentina [Member] | Taxable profit below 8 million pesos or $42 [Member]
Effective Income Tax Rate Reconciliation, Percent	25.00%
Paraguay [Member]
Corporate Income Tax Rate	10.00%
Options to determine income tax liabilities			Under the first option income tax liabilities for the current and prior periods are measured at the amount expected to be paid to the taxation authorities, by applying the tax rate of 10% on the fiscal profit and loss. The 100% of revenues derived from freights carried between other countries with destination Paraguay are considered Paraguayan sourced, and therefore taxed. The tax reform also states that any fiscal losses generated as of the fiscal year starting January 1, 2020, will be carried forward for up to five years, with the possibility to deduct each year the 20% from future fiscal years taxable income. Companies whose operations are considered international freights can alternatively choose to pay income taxes on their revenues at an effective tax rate of 3% of such revenues, without considering any other kind of adjustments. Once the methodology is chosen, the Paraguayan companies have to keep it for at least five years.	Under the first option income tax liabilities for the current and prior periods were measured at the amount expected to be paid to the taxation authorities, by applying the tax rate of 10% on the fiscal profit and loss. 50% of revenues derived from international freights were considered Paraguayan sourced (and therefore taxed) if carried between Paraguay and Argentina, Bolivia, Brazil or Uruguay, with destination Paraguay. Alternatively, only 30% of revenues derived from international freights carried between other countries with destination Paraguay were considered Paraguayan sourced. Companies whose operations were considered international freights could choose to pay income taxes on their revenues at an effective tax rate of 1% on such revenues, without considering any other kind of adjustments. Fiscal losses, if any, were neither deducted nor carried forward
Brazil [Member]
Corporate Income Tax Rate	34.00%
Uruguay [Member]
Corporate Income Tax Rate	25.00%